Collaborations	9 Months Ended
Sep. 30, 2013
Revenue Recognition [Abstract]
Collaborations

9. Collaborations

Celgene

Overview.    In April 2012, the Company entered into a collaboration and license agreement with Celgene to discover, develop and commercialize, in all countries other than the United States, small molecule HMT inhibitors targeting the DOT1L HMT, including the Company’s product candidate EPZ-5676, and any other HMT targets from the Company’s platform for patients with genetically defined cancers, excluding targets covered by the Company’s two other existing therapeutic collaborations (the “available targets”).

Under the terms of the agreement, the Company received a $65.0 million upfront payment and $25.0 million from the sale of Series C Preferred Stock to an affiliate of Celgene, of which $3.0 million was considered a premium and included as collaboration arrangement consideration for a total upfront payment of $68.0 million. In addition, the Company is eligible to earn up to $60.0 million in substantive clinical development milestone payments and up to $100.0 million in substantive regulatory milestone payments related to DOT1L. The Company is also eligible to earn up to $65.0 million in payments, including a combination of substantive clinical development milestone payments and an option exercise fee for each selected target, and up to $100.0 million in substantive regulatory milestone payments for each available target as to which Celgene exercises its option during an initial option period ending in July 2015. Celgene has the right to extend the option period until July 2016 by making a significant option extension payment. As to DOT1L and each available target as to which Celgene exercises its option, the Company retains all product rights in the United States and is eligible to receive royalties for each target at defined percentages ranging from the mid-single digits to the mid-teens on net product sales outside of the United States subject to reduction in specified circumstances. Due to the uncertainty of pharmaceutical development and the high historical failure rates generally associated with drug development, the Company may not receive any milestone or royalty payments from Celgene. The first potential milestone payment that the Company might be entitled to receive under this agreement is a $25.0 million substantive milestone for achieving proof-of-concept, as defined in the agreement, for its DOT1L inhibitor. This milestone payment would be recognized as collaboration revenue upon achievement.

Through December 31, 2012 and September 30, 2013, in addition to amounts allocated to Celgene’s purchase of shares of the Company’s Series C Preferred Stock, the Company had received a total of $68.0 million in upfront payments under the Celgene agreement, including the $3.0 million implied premium on Celgene’s purchase of shares of the Company’s Series C Preferred Stock described in Note 7, Redeemable Convertible Preferred Stock. The Company recognized $23.9 million of collaboration revenue in the consolidated statement of operations and comprehensive (loss) income related to this agreement during the year ended December 31, 2012 and $20.3 million and $10.8 million of collaboration revenue during the nine months ended September 30, 2012 and 2013, respectively. As of December 31, 2012 and September 30, 2013, the Company had deferred revenue of $44.1 million and $33.3 million, respectively, related to this agreement.

Agreement Structure and Accounting Analysis.    The Company granted Celgene an exclusive license, for all countries other than the United States, to HMT inhibitors directed to DOT1L and an option, on a target-by-target basis, to exclusively license, for all countries of the world other than the United States, rights to HMT inhibitors directed to other available targets during an initial three year period, which period may be extended by Celgene for one year upon an additional payment (the “option period”). During the option period, Celgene has the right to exercise its option to non-U.S. rights to available targets until the effectiveness of an investigational new drug application (“IND”) for an HMT inhibitor directed to such available target. Once a target is selected, Celgene does not have the right to replace it with another target. If Celgene does not exercise its option with respect to an available target prior to the end of the option period, the Company would retain worldwide rights to HMT inhibitors directed to that target.

For the DOT1L target, the Company is obligated to conduct and solely fund research and development costs of the Phase 1 clinical trials for EPZ-5676, after which point Celgene and the Company will equally co-fund global development and each party will solely fund territory-specific development costs for its territory. These future co-development activities were determined to be a contingent deliverable at the inception of the agreement due to the substantial clinical uncertainty that existed at agreement inception as to the success of the product candidate in planned Phase 1 clinical trials and, as a result, are being accounted for separately from the deliverables identified at the inception of the arrangement. In the third quarter of 2013, the Company recorded accounts receivable of $0.7 million related to non-Phase 1 global development costs incurred by the Company and subject to the co-funding provisions of the agreement. Co-funded amounts receivable from Celgene are recorded as a reduction to research and development expense.

For the available targets, the Company must conduct and fully fund research and development activities through the option period. For any available target licensed to Celgene, the Company is obligated to conduct and solely fund research and development activities through the effectiveness of the first IND for an HMT inhibitor directed to such target, after which point Celgene and the Company will equally co-fund global development and each party will solely fund territory-specific development costs for its territory for such target. These future co-development activities were determined to be a contingent deliverable at the inception of the agreement due to the substantial clinical uncertainty that existed at agreement inception as to a product candidate achieving IND effectiveness and, as a result, will be accounted for separately when the activities occur. During the option period, the Company is required to use commercially reasonable efforts to conduct platform discovery activities necessary to characterize and identify available targets and HMT inhibitors directed to available targets and targets licensed to Celgene.

The significant deliverables of this multiple-element revenue arrangement were determined to be the DOT1L license, the licenses to available targets and the research services for DOT1L and the available targets. The license for DOT1L is a deliverable as the Company was obligated at contract inception to provide Celgene with the rights to develop, manufacture and commercialize products directed at the target. The Company concluded that the options to license available targets were not substantive as the Company was not at risk with regard to Celgene exercising its options due to the size of the upfront payment. While Celgene is not contractually required to exercise its options to acquire any licenses to available targets, the overall purpose of the agreement was for Celgene to license available targets and develop and commercialize compounds for those targets outside of the United States. Without exercising its options to license available targets, Celgene could not obtain the economic benefit needed in order to recover its significant upfront payment. Since the options are not considered substantive, the licenses for available targets were considered to be deliverables at the inception of the arrangement.

The Company concluded that, prior to IND effectiveness, the DOT1L license did not have standalone value apart from the related research services due to the limited economic benefit that Celgene would derive from the DOT1L license if it did not obtain the research services. In particular, the Company concluded that prior to IND effectiveness, the license could not be used for its intended purpose without the highly specialized skills and know-how relating to HMT inhibitors that are only available from the Company. After IND effectiveness, the Company concluded that the DOT1L license would have standalone value apart from any remaining undelivered development services because Celgene, or other market participants, would have the ability to execute human clinical trials on the identified compound. Accordingly, the DOT1L license and related research services were accounted for as a combined unit of accounting prior to IND effectiveness. After IND effectiveness, the research services have been accounted for as separate units of accounting which have standalone value upon delivery.

With respect to the licenses to the available targets, the Company concluded that, prior to IND effectiveness, the licenses do not have standalone value apart from the related research services due to the limited economic benefit that Celgene would derive if it did not obtain the research services. In particular, the Company concluded that prior to IND effectiveness, a license could not be used for its intended purpose without the highly specialized skills and know-how relating to HMT inhibitors that are only available from the Company. Accordingly, the licenses to the available targets and related research services have been accounted for as a combined unit of accounting prior to IND effectiveness. The Company has also concluded that the individual licenses would have standalone value from one another; accordingly, the licenses to available targets and research services will be combined into units of accounting on a license-by-license basis prior to IND effectiveness. This conclusion was based on the determination that Celgene could derive benefit from any license and research services, prior to IND effectiveness, without regard to or receipt of any other license and accompanying research services prior to IND effectiveness.

The number and timing of the licenses for the available targets depends upon the Company’s research progress and Celgene’s option election. Because the options to available targets are not considered substantive, any option exercise payments would be considered to be part of the total consideration for purposes of allocating the arrangement consideration. Accordingly, the Company has identified the allocable arrangement consideration as the $65.0 million upfront payment, the $3.0 million premium on Celgene’s purchase of Series C Preferred Stock and an amount for option exercise fees for Celgene’s expected selection of available targets that is based on a fixed option exercise fee for each target selected. Although there is no contractual limit to the number of licenses to available targets that could be delivered during the option period and the number of selected targets is not known, the Company has estimated the number of available targets that it believes are reasonably likely to be selected by Celgene during the option period, based on information available to management at the time the agreement was executed, including the stage of development of the Company’s available targets, for the purpose of determining the allocable arrangement consideration. The Company concluded that Celgene would select three targets based on the status of research on prioritized targets within the Company’s product platform at the inception of the agreement and the likelihood of three candidates reaching IND effectiveness within the selection period ending in July 2015. The allocable arrangement consideration has been allocated to the identified deliverables using the relative selling price method. The Company estimated the selling price of the DOT1L license deliverable and each available target license deliverable using management’s best estimate of selling price after considering market data regarding the pricing of development and commercialization licenses for development candidates at similar stages of development after considering the territories covered by the licenses, as well as entity-specific factors such as the pricing terms of the Company’s previous collaboration arrangements, recent research and development results related to the Company’s product platform and preclinical product candidates, the market potential for each target and the Company’s pricing practices and pricing objectives. The Company estimated the selling price of the research services to be provided in connection with the DOT1L license deliverable and each available target license deliverable using management’s best estimate of selling price based on the Company’s cost of providing the services plus an applicable profit margin of 10%, which is commensurate with observable market data for similar services. Under this method, the relative selling price of each deliverable was estimated based on the Company’s analysis of (i) the stage of development of DOT1L and the available targets at both the inception of the arrangement and the potential option exercise dates; (ii) the market potential for each target; (iii) the level of effort required to advance DOT1L through the completion of Phase 1 clinical trials and each available target to IND effectiveness and (iv) the research funding structure for each program.

The Company expects to recognize the allocated arrangement consideration as follows:

•	DOT1L and related research services—

•

The Company has allocated $15.7 million to the DOT1L license and related research services prior to IND effectiveness based on the factors previously described and recognized this revenue ratably over the period from contract inception through the date of IND effectiveness in July 2012, as the related research services were provided.

•

The remaining DOT1L research services have been determined to represent two separate units of accounting. Accordingly, based on the factors previously described, $12.1 million has been allocated to the post-IND research services to be provided in connection with the lead product candidate for DOT1L, EPZ-5676, and $18.8 million has been allocated to the research services to be provided in connection with other potential DOT1L product candidates. The Company is recognizing revenue ratably for each unit of accounting over the period that the corresponding research services are to be provided, which for the post-IND research services for EPZ-5676 is from the date of IND effectiveness in July 2012 through the estimated date of completion of the Phase 1 clinical trial as defined in the agreement, which was initially estimated to be 17 months, and for the other potential DOT1L product candidates has been estimated to be 37 months, from contract inception through the estimated date of IND effectiveness for a licensed compound from the other potential DOT1L product candidates. Revenue recognized in the nine months ended September 30, 2013 reflects the Company’s current plan to complete the ongoing Phase 1 trial of EPZ-5676 in 2014. As a result, the remaining deferred revenue of approximately $2.1 million attributed to this deliverable as of September 30, 2013 will be recognized ratably through December 31, 2014.

The Company’s estimates of these revenue recognition periods are subject to the risks inherent in drug discovery. The Company will continue to re-assess the periods over which such services will be provided to consider any revisions to the estimated date of completion of the Phase 1 clinical trial for EPZ-5676 or IND effectiveness for any other DOT1L product candidate.

•	Available target licenses and related research services—

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The Company has allocated $81.4 million to the available target licenses and related research services. Because the targets which Celgene could select would be at a similar stage of development, the Company expects to recognize, on a selected target-by-selected target basis, an equal amount of the allocated arrangement consideration over the period beginning when each available target is selected through the estimated date of IND effectiveness for each selected target. No available targets had been selected as of December 31, 2012 or September 30, 2013.

If Celgene exercises its option to extend the initial three year option period for one additional year, then the Company would be entitled to a significant option term extension payment. To the extent that Celgene extends the option period for an additional year, the Company would, at the time of any exercise of the extension option, allocate such payment based on its expectation as to the number of available targets that might be selected during the additional one year period and defer any option term extension payment until such time as a license to an available target was delivered.

Milestone payments under this arrangement consist of up to $160.0 million in clinical development and regulatory milestones for DOT1L and up to $165.0 million in option exercise fees and clinical development and regulatory milestones for each available target. The Company evaluated the milestones under this arrangement and believes that the milestones are substantive given the significant uncertainty as to the outcome of the substantial research efforts to be performed by the Company in order to achieve the milestones. Therefore, the milestones will be recognized as collaboration revenue upon achievement.

On a licensed target-by-licensed target basis, the Company has the right, in its sole discretion, to opt-out of further participation in and co-funding of development, other than specified costs necessary to complete development activities in process at the time the Company exercises its opt-out right. The Company can exercise its opt-out right at specified times before the scheduled initiation of the first pivotal clinical trial or before the estimated date of filing of the first new drug application for an HMT inhibitor directed to the licensed target or any time after regulatory approval of an HMT inhibitor directed to the licensed target. Following an opt-out, the Company is no longer required to co-fund global development for the applicable program, and it is obligated to grant Celgene an exclusive license to HMT inhibitors directed to the applicable target in the United States. Following its opt-out, if any, the Company will be eligible to receive specified milestone payments and royalties based on net product sales in the United States of HMT inhibitors directed to the licensed target. The Company would recognize revenue related to the milestones and royalties on any transferred target when earned, as the Company would have no performance obligations after exercising its opt-out. Based on the terms of the opt-out, the Company may not exercise its opt-out rights prior to completing its performance obligations under any of the deliverables identified at the inception of the agreement. None of the upfront cash payments, option exercise payments or option extension payment are subject to refund as a result of the opt-out provisions.

Agreement Termination Rights.    The Company’s agreement with Celgene will expire on a product-by-product and country-by-country basis on the date of the expiration of the applicable royalty term with respect to each licensed product in each country and in its entirety upon the expiration of all applicable royalty terms for all licensed products in all countries. The royalty term for each licensed product in each country is the period commencing with first commercial sale of the applicable licensed product in the applicable country and ending on the latest of expiration of specified patent coverage, specified regulatory exclusivity or a specified period of years.

Celgene has the right to terminate the agreement with respect to one or more licensed targets or in its entirety, upon 60 or 120 days’ notice depending on the timing of such termination. The agreement may also be terminated in its entirety during the option period, and on a licensed target-by-licensed target basis after the option term, by either Celgene or the Company in the event of a material breach by the other party, in the event the other party, or an affiliate or sublicensee of the other party, participates or actively assists in a legal challenge to specified patent(s) of the terminating party or in the event the other party becomes subject to specified bankruptcy, insolvency or similar circumstances. There are no cancellation, termination or refund provisions in this arrangement that contain material financial consequences to the Company.

Eisai

Overview.    In April 2011, the Company entered into a collaboration and license agreement with Eisai Co. Ltd. (“Eisai”) under which the Company granted Eisai an exclusive worldwide license to its small molecule HMT inhibitors directed to the EZH2 HMT, including the Company’s product candidate EPZ-6438, while retaining an opt-in right to co-develop, co-commercialize and share profits with Eisai as to licensed products in the United States. Additionally, as part of the research collaboration the Company agreed to provide research and development services related to the licensed compounds through December 31, 2014 (the “research period”). Eisai solely funds all research, development and commercialization costs for licensed compounds, except for the cost obligations that the Company will undertake if it exercises its opt-in right to co-develop, co-commercialize and share profits with Eisai as to licensed products in the United States.

Under the terms of the agreement, the Company had recorded a total of $21.3 million in cash and accounts receivable as of December 31, 2012, including a $3.0 million upfront payment, $7.0 million in preclinical research and development milestone payments and $11.3 million for research and development services. Through September 30, 2013, the Company had recorded a total of $32.5 million in cash and accounts receivable under the terms of the agreement, including a $6.0 million clinical development milestone achieved in June 2013 and an additional $5.2 million for research and development services during the nine months ended September 30, 2013. The Company is eligible to earn up to $25.0 million in additional clinical development milestone payments, including substantive milestone payments of up to $10.0 million, up to $55.0 million in regulatory milestone payments and up to $115.0 million in sales-based milestone payments. The Company is also eligible to receive royalties at a percentage in the mid-single digits on any net product sales outside of the United States and at a percentage from the mid-single digits to low double-digits on any product sales in the United States, subject to reduction in specified circumstances. Due to the uncertainty of pharmaceutical development and the high historical failure rates generally associated with drug development, the Company may not receive any additional milestone payments or royalty or profit share payments from Eisai. The next potential milestone payment that the Company might be entitled to receive under this agreement is a $10.0 million substantive milestone for the initiation of the Phase 2 portion of the Phase 1/2 clinical trial. This milestone payment would be recognized as collaboration revenue upon achievement.

Through December 31, 2012 and September 30, 2013, the Company had recorded a total of $21.3 million and $32.5 million, respectively, in cash and accounts receivable. During the years ended December 31, 2011 and 2012, the Company recognized $6.6 million and $11.5 million of collaboration revenue, respectively, and during the nine months ended September 30, 2012 and 2013, the Company recognized $9.3 million and $12.4 million of collaboration revenue, respectively, related to this agreement. As of December 31, 2012 and September 30, 2013, the Company had deferred revenue of $3.2 million and $2.0 million, respectively, related to this agreement.

Agreement Structure and Accounting Analysis.    The significant deliverables of this multiple-element revenue arrangement were determined to be the worldwide license rights to EZH2 compounds and the research and development services. At the inception of the arrangement, the Company concluded that the license cannot be used for its intended purpose without the highly specialized skills and know-how relating to HMT inhibitors that is only available from the Company. The Company has therefore concluded that the delivered exclusive license lacked standalone value apart from the research and development services due to the limited economic benefit that Eisai would derive from the license if it did not obtain the Company’s research and development services. Consequently, the Company is accounting for these deliverables as a combined unit of accounting and is recognizing the $3.0 million upfront payment received from Eisai related to this agreement ratably over the research period. Funding for research and development services is being recognized as collaboration revenue in the period in which the related research and development costs are incurred.

Upon the execution of this agreement, in addition to the $3.0 million upfront payment, the Company received another $3.0 million payment for a preclinical research and development milestone that was deemed to have already been achieved. Because this initial $3.0 million milestone was certain at the execution of the agreement and did not require substantive effort by the Company, it has been combined with the upfront payment and is being recognized as collaboration revenue ratably over the research period. The Company has evaluated the remaining milestones under this agreement and determined that the milestones through human proof-of-concept are substantive, given the significant uncertainty as to the outcome of the substantial research efforts to be performed by the Company in order to achieve the milestones. Therefore, payments for the achievement of any milestones through human proof-of-concept are being recognized as revenue upon achievement, assuming all other revenue recognition criteria are met. In the first quarter of 2012, the Company commenced a trial for the lead product candidate, EPZ-6438, representing the first substantive research milestone under this arrangement. Accordingly, the $4.0 million milestone payment received from Eisai upon the achievement of this preclinical research and development milestone was recognized as revenue upon achievement. In the second quarter of 2013, the first patient was enrolled in the Phase 1/2 clinical trial of EPZ-6438, representing the first substantive clinical development milestone under this arrangement. Accordingly, the $6.0 million milestone payment due from Eisai upon the achievement of this milestone was recognized as revenue upon achievement. Evaluation of milestones after human proof-of-concept will be dependent upon the Company’s decision to participate or not participate in the profit share and co-commercialization arrangement with Eisai.

The Company’s opt-in right to co-commercialize and share profits may be exercised on a licensed compound-by-licensed compound basis prior to the end of a specified period following Eisai’s provision to the Company of specified information following the licensed compound’s achievement of clinical proof-of-concept. If the Company exercises its opt-in right as to a licensed compound, the licensed compound becomes a shared product as to which: (i) Eisai’s obligation to pay royalties to the Company as to such shared product in the United States will terminate; (ii) Eisai and the Company will share in net profits or losses with respect to such shared product in the United States; (iii) 25.0% of specified past development costs will become creditable by Eisai against future milestone payments or royalties due to the Company, subject to certain limitations specified in the agreement; (iv) all subsequent milestones that become payable by Eisai after the Company exercises its opt-in right will be decreased by 50.0% in certain circumstances; and (v) Eisai and the Company will share equally in subsequent development costs allocated to the United States. All previous milestones earned by the Company are not subject to reimbursement.

If the Company elects to exercise its opt-in right, (i) future research and development costs for the shared product would be recorded on a collaboration basis, in which case the Company’s 50.0% share of the costs would be recorded as research and development expense and (ii) the recognition of future milestones may be re-evaluated. If the Company does not exercise its opt-in right, the remaining milestones will not be considered substantive, as Eisai would then control the development leading to the achievement of such milestones, which would generally be achieved after the Company’s performance obligations are complete.

Agreement Termination Rights.    The Company’s agreement with Eisai will remain in effect until the later of expiration of all royalty obligations under the agreement with respect to all licensed products or, if the Company exercises its option, until the shared product is no longer being developed or commercialized by the parties in or for the United States or the parties’ agreement with respect to co-commercialization and profit sharing otherwise terminates. The royalty term for each licensed product in each country, other than shared products in the United States, is the period commencing with first commercial sale of the applicable licensed product in the applicable country and ending on the latest of expiration of specified patent coverage, specified regulatory exclusivity or a specified period of years.

Eisai may terminate the agreement for its convenience in its entirety or as to one or more major market countries, as defined in the agreement, upon 90 days’ prior written notice to the Company. Eisai also has the right to terminate the agreement in its entirety immediately if, in good faith, it believes that it is not advisable for it to continue to develop or commercialize the licensed products from a scientific, regulatory or ethical perspective as a result of a bona fide serious safety issue regarding the use of any licensed product. The agreement may also be terminated by either party in the event of a material breach by the other party or by the Company in the event Eisai, or an affiliate or sublicensee, participates or actively assists in an action or proceeding challenging or denying the validity of one of the Company’s patents. There are no cancellation, termination or refund provisions in this arrangement that contain material financial consequences to the Company.

GlaxoSmithKline

Overview.    In January 2011, the Company entered into a collaboration and license agreement with Glaxo Group Limited (an affiliate of GlaxoSmithKline) (“GSK”) to discover, develop and commercialize novel small molecule HMT inhibitors directed to available targets from the Company’s platform. Under the terms of the agreement, the Company granted GSK the option to obtain exclusive worldwide license rights to HMT inhibitors directed to up to three targets. GSK selected and licensed three targets and the term during which it was entitled to select targets expired in July 2012.

Under the agreement, the Company received an upfront payment of $20.0 million. Through December 31, 2012 and September 30, 2013, the Company had also received $3.7 million and $6.0 million, respectively, of fixed research funding and $8.0 million of preclinical research and development milestone payments through each such date. The Company is eligible to receive up to $21.0 million in additional substantive preclinical research and development milestone payments, up to $99.0 million in clinical development milestone payments, up to $240.0 million in regulatory milestone payments and up to $270.0 million in sales-based milestone payments. In addition, GSK is required to pay the Company royalties at percentages between the mid-single digits to the low double-digits, on a licensed product-by-licensed product basis, on worldwide net product sales, subject to reduction in certain specified circumstances. Due to the uncertainty of pharmaceutical development and the high historical failure rates generally associated with drug development, the Company may not receive any additional milestone payments or royalty payments from GSK. The next potential milestone payment that the Company might be entitled to receive under this agreement is a substantive research milestone; however, due to the varying stages of development of each licensed target, the Company is not able to determine the next milestone that might be achieved, if any.

Through December 31, 2012 and September 30, 2013, the Company had received a total of $31.7 million and $34.0 million, respectively, in payments under the GSK agreement. During the year ended December 31, 2012 the Company recognized $9.7 million of collaboration revenue, and during the nine months ended September 30, 2012 and 2013, the Company recognized $6.7 million and $9.0 million, respectively, of collaboration revenue related to this agreement. The Company did not recognize any collaboration revenue in the year ended December 31, 2011 related to this agreement as none of the delivered elements of the arrangement had standalone value at that time apart from the undelivered elements of the arrangement. As of December 31, 2012 and September 30, 2013, the Company had deferred revenue of $22.0 million and $15.3 million, respectively, related to this agreement.

Agreement Structure and Accounting Analysis.    For each selected target in the collaboration, the Company is primarily responsible for research until the selection of the development candidate, and GSK will be solely responsible for subsequent development and commercialization. The Company is responsible for providing research and development services with respect to the selected targets pursuant to agreed-upon research plans during a research term that ends in January 2015. GSK provided a fixed amount of research funding during the second and third years of the research term. If the Company conducts activities in the fourth year of the research term, GSK is obligated to provide research funding equal to 100.0% of research and development costs, subject to specified limitations.

The significant deliverables of this multiple-element revenue arrangement were determined to be exclusive licenses to three targets and corresponding research services for each target. At the inception of the arrangement, the Company concluded that the licenses cannot be used for their intended purpose without the highly specialized skills and know-how relating to HMT inhibitors that is only available from the Company. The Company has therefore concluded that the target licenses lacked standalone value apart from the related research services due to the limited economic benefit that GSK would derive from the licenses if it did not obtain the Company’s research services and due to the lack of transferability of the exclusive licenses. The Company is therefore accounting for these deliverables, on a license-by-license basis, as a combined unit of accounting. The Company concluded that the option to secure licenses for three targets was not substantive, as the Company was not at risk with regard to GSK exercising its option due to the size of the upfront payment and the research funding commitment. Since the option was not considered substantive, the Company considered the licenses to be deliverables at the inception of the agreement. While the Company concluded that there were three units of accounting, each consisting of a license to a target and the research and development services related to that target, because the targets were at similar stages of development at the inception of the agreement, had equal probabilities of success and the research services in each unit of accounting would be performed concurrently on a ratable basis over the research term, the Company allocated the arrangement consideration equally across the three targets. Accordingly, the $30.0 million of allocable arrangement consideration, consisting of the $20.0 million upfront payment, $4.0 million in milestone payments achieved during the selection term and the $6.0 million fixed research funding, is being recognized as collaboration revenue ratably on a license-by-license basis from the conclusion of the selection term, in July 2012, through the end of the research term, or earlier if a target reaches development candidate selection, at which point GSK is solely responsible for development and commercialization.

During the selection term, the Company received $4.0 million upon the achievement of preclinical research and development milestones which required effort in the form of research activities by the Company and was not certain to be achieved at the execution of the agreement. However, because GSK had the right to drop a target and select a replacement target at any point during the selection term, the Company, in such a case, would have been obligated to perform the validation work for a replacement target. Consequently, this $4.0 million in preclinical research and development milestones has been combined with the upfront payment and fixed research funding and is being recognized as collaboration revenue ratably over the research term. The Company has evaluated the remaining milestones under this agreement and determined that the milestones through development candidate selection are substantive given the significant uncertainty as to the outcome of the substantial research efforts to be performed by the Company in order to achieve the milestones and will be recognized as revenue upon achievement, assuming all other revenue recognition criteria are met. The milestones after development candidate selection are not considered substantive because the Company does not contribute effort to the achievement of such milestones, which would generally be achieved after the research term. In the third quarter of 2012, the Company achieved two additional preclinical research and development milestones and received payments totaling $4.0 million. The preclinical research and development milestones achieved in 2012 required effort in the form of research activities by the Company and were not certain to be achieved at the execution of the agreement. Additionally, at the time of the achievement of these preclinical research and development milestones, the selection term had expired and, as such, these milestones were determined to be substantive, and the milestone was recognized as revenue upon achievement.

Under the agreement, the Company also granted GSK the option to acquire up to 10.0% of the securities issued in its next qualified venture capital financing, if any, which meets conditions set forth in the agreement. The Company is not obligated to undertake any such financing and one has not occurred since the Company granted GSK this right.

Agreement Termination Rights.    The agreement will expire on a product-by-product and country-by-country basis on the date of the expiration of the applicable royalty term with respect to each licensed product in each country and in its entirety upon the expiration of all applicable royalty terms for all licensed products in all countries. The royalty term for each licensed product in each country is the period commencing with the first commercial sale of the applicable licensed product in the applicable country and ending on the later of expiration of specified patent coverage or a specified period of years.

GSK has the right to terminate the agreement at any time with respect to one or more selected targets or in its entirety, upon 90 days’ prior written notice to the Company. The agreement may also be terminated with respect to one or more selected targets or in its entirety by either GSK or the Company in the event of a material breach by the other party. The agreement may be terminated with respect to selected targets by the Company in the event GSK, or an affiliate or sublicensee of GSK, participates or actively assists in a legal challenge to one of the patents exclusively licensed to GSK under the agreement with respect to the applicable target.

The Leukemia & Lymphoma Society

In June 2011, The Leukemia & Lymphoma Society (“LLS”) and the Company entered into an arrangement to support preclinical and Phase 1 development of the Company’s DOT1L-targeted HMT inhibitors for mixed lineage leukemia. Under this arrangement, LLS committed to provide up to $7.5 million in development milestone-based payments to the Company to support the program through Phase 1 clinical trials in exchange for defined future royalties and transfer payments.

The Company received $2.6 million in funding from LLS through May 2012, including upfront payments of $1.1 million and a milestone payment of $1.5 million received in March 2012 for a clinical candidate declaration. The Company paid LLS $0.4 million as a transfer payment relating to the Company’s entry into its collaboration agreement with Celgene.

In June 2012, the Company exercised its option to terminate this arrangement and repaid LLS $0.8 million, representing the portion of the upfront payment that had not yet been spent on research. Upon the Company’s exercise of its termination option, LLS elected to receive a termination fee equal to the aggregate amount of funding provided by LLS through the termination date, less any amounts previously repaid. Accordingly, the Company did not recognize any revenue in 2012 related to either the LLS upfront payment or the milestone achieved. Except for certain acceleration provisions described in the agreement, the termination fee was payable in three equal annual installments plus 10.0% interest. Accordingly, the Company had accrued $2.0 million as of December 31, 2012, representing the present value of its obligation to LLS in connection with the termination of this agreement. Upon the closing of the Company’s IPO, the Company’s obligation to LLS was accelerated, and, as a result, this termination obligation was paid in full in June 2013. Refer to Celgene for additional information regarding the collaboration agreement with Celgene.

Multiple Myeloma Research Foundation

In June 2011, the Company entered into a research agreement with the Multiple Myeloma Research Foundation, Inc. (“MMRF”). Under the agreement, MMRF has agreed to provide the Company with up to $1.0 million to assist the research and development of the Company’s HMT inhibitors targeting WHSC1 for myeloma in the form of research and development milestone-based funding. The Company is not obligated to repay any of the funds provided. MMRF is entitled to receive up to an aggregate of four times the funding actually paid by MMRF to the Company through a 3.0% royalty on net product sales by the Company and its affiliates of HMT inhibitor products targeting WHSC1. If the Company licenses specified rights to its HMT inhibitor products targeting WHSC1 to a third party or undergoes a specified change of control event, MMRF is entitled to receive a specified portion of the proceeds of the transaction that, when aggregated with royalties paid to MMRF, does not exceed four times the funding actually paid by MMRF to the Company.

Through December 31, 2012 and September 30, 2013, the Company has received a total of $0.3 million from MMRF, consisting of an upfront payment of $0.2 million and research milestone payments of $0.1 million. The agreement required substantive research activities by the Company and the success of such research was uncertain at the time of the execution of the agreement. Accordingly, the research milestone payment was considered substantive and was recognized as revenue upon achievement.

The Company is recognizing the $0.2 million upfront payment over the term of the agreement as the related research activities are performed. During 2012, the Company recognized approximately $0.1 million of the $0.2 million upfront payment as collaboration revenue. As of December 31, 2012 and September 30, 2013, the Company had deferred revenue of approximately $0.1 million related to the MMRF agreement.

The next potential milestone payment that the Company might be eligible to receive is $0.2 million that would be paid at the successful conclusion of certain hit finding activities.

Roche

In December 2012, Eisai and the Company entered into an agreement with Roche Molecular Systems, Inc. (“Roche”) under which Eisai and the Company are funding Roche’s development of a companion diagnostic to identify patients who possess certain point mutations in EZH2. The development costs under the agreement with Roche will be the responsibility of Eisai until such time, if any, as the Company exercises its opt-in right under its collaboration agreement with Eisai. Under the terms of the agreement, Eisai agreed to pay Roche defined milestone payments of up to $21.0 million to develop and to make commercially available the companion diagnostic. As a result, the cost of the companion diagnostics agreement prior to the Company’s potential future exercise of its opt-in right under the Eisai collaboration will not be reflected in the Company’s consolidated statements of operations and comprehensive (loss) income. If the Company exercises its opt-in right to co-develop, co-commercialize and share profits in the United States as to EPZ-6438, Eisai will be entitled to offset up to 25.0% of the funding amount it has previously paid to Roche against future milestone payments and royalties that Eisai may be obligated to pay to the Company under the Eisai collaboration and license agreement, and the Company will become obligated to fund up to half of the defined milestones that remain payable to Roche as of the time the Company opts-in.

The Company’s agreement with Roche will expire when Eisai or the Company are no longer developing or commercializing the Company’s product directed to EZH2. Eisai and the Company may terminate the agreement by giving Roche 90 days’ written notice if the Company and Eisai discontinue development and commercialization of the Company’s product directed to EZH2 or determine, in conjunction with Roche, that the diagnostic is not needed for use with the Company’s product directed to EZH2. Either Eisai and the Company or Roche may also terminate the agreement in the event of a material breach by the other party, in the event of material changes in circumstances that are contrary to key assumptions specified in the agreement or in the event of specified bankruptcy or similar circumstances. Under specified termination circumstances, Roche may become entitled to specified termination fees, which Eisai and the Company would be obligated to bear in the same manner that they bear the funding amounts payable to Roche.

Abbott

In February 2013, the Company entered into an agreement with Abbott Molecular Inc. (“Abbott”) under which the Company agreed to fund Abbott’s development of a companion diagnostic to identify patients with the mixed lineage leukemia (“MLL-r”) genetic alteration targeted by the Company’s EPZ-5676 product candidate. Under the terms of the agreement, the Company paid Abbott an upfront payment of $0.9 million upon the execution of the agreement, is obligated to make aggregate milestone-based development payments of up to $6.0 million and is obligated to reimburse Abbott for specified costs expected to be incurred in connection with Abbott conducting clinical trials to obtain the necessary regulatory approvals for the companion diagnostic (the “reimbursable costs”). The reimbursable costs are not to exceed $0.9 million unless any excess costs are agreed to in advance by both the Company and Abbott. In addition to the upfront payment, the Company expects to pay an aggregate of approximately $1.5 million in milestone-based development payments under this agreement during 2013.

Under the agreement with Abbott, Abbott is obligated to use commercially reasonable efforts to develop and make commercially available the companion diagnostic. Abbott has exclusive rights to commercialize and retain all proceeds from its commercialization of the companion diagnostic.

The agreement with Abbott will expire when the Company is no longer commercializing EPZ-5676. The Company may terminate the agreement for convenience by giving Abbott 60 days’ written notice, and the Company will be obligated to pay Abbott a termination fee if it exercises such right to terminate the agreement for convenience after the date 18 months following the execution of the agreement but prior to the completion of the development program for the companion diagnostic. Either Abbott or the Company may also terminate the agreement in the event of a material breach by the other party, in the event of specified injunctions that may issue in the future based on infringement of third party patents or in the event of specified bankruptcy or similar circumstances.